Equity and Remuneration to Shareholders - Summary of Detailed Information Regarding Calculation of Retained Earnings Reserve (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves and retained earnings within equity [line items]
Net income for the year	R$ 1,700	R$ 1,001	R$ 334
Expired dividends	42
Retained earnings [member]
Disclosure of reserves and retained earnings within equity [line items]
Net income for the year	1,700	1,001	334
Expired dividends	42
Incentives tax reserve	(9)	(1)	(7)
Deemed cost realization	42	28	37
Adjustment for initial adoption of IFRS 9 and IFRS 15.	(157)
Dividends proposed	(867)	(500)	(203)
Retained earnings reserve	R$ 751	R$ 528	R$ 161